Derivative Instruments and Hedging Activity: (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Derivative instruments and hedging activity
Schedule of information on the location and amounts of derivative fair values in the condensed consolidated balance sheet that are not designated as hedging instruments

	Fair Values of Derivative Instruments
	Derivative Assets (Liabilities)
		Fair Value
	Balance Sheet Location	September 30, 2014	September 30, 2013

Derivatives not designated as hedging instruments
Commodity derivative contracts	Assets	$—	$—
Commodity derivative contracts	Current Liabilities	(5,203,987)	—
Commodity derivative contracts	Long-term Liabilities	(19,892,549)	—
Total derivatives not designated as hedging instruments		$(25,096,536)	$—

	Fair Values of Derivative Instruments
	Derivative Assets(Liabilities)
		Fair Value
	Balance Sheet Location	June 30, 2014	June 30, 2014

Derivatives not designated as hedging instruments
Commodity derivative contracts	Assets	$—	$—
Commodity derivative contracts	Current Liabilities	(8,065,417)	—
Commodity derivative contracts	Long-term Liabilities	(25,052,008)	—
Total derivatives not designated as hedging instruments		$(33,117,425)	$—

Schedule of information on the location and amounts of derivative gains and losses in the condensed consolidated statement of operations for derivative instruments that are not designated as hedging instruments

	Amount of Gain Recognized in Income on Derivatives
		Amount of Gain Recognized in Income on Derivatives for the Three Months Ended
	Location of Gain Recoginized in Income of Derivatives	September 30, 2014	September 30, 2013

Derivatives not designated as hedging instruments
Commodity derivative contracts	Gain on derivatives	$7,754,437	$—
Total derivatives not designated as hedging instruments		$7,754,437	$—

	Amount of Gain (Loss) Recognized in Income on Derivatives
		Amount of Gain (Loss) Recognized in Income on Derivatives for the Year Ended
	Location of Gain (Loss) Recognized in Income on Derivatives	June 30, 2014	June 30, 2013

Derivatives not designated as hedging instruments
Commodity derivative contracts	Loss on derivatives	$(3,056,053)	$—
Total derivatives not designated as hedging instruments		$(3,056,053)	$—

Schedule of fair values of derivatives

	Volume MMBtus/Bbls	Fair Value per MMBtu or Barrel	Fair value at September 30, 2014	Current Disclosure	Non-Current Disclosure
Natural gas :

Call Options:
2014 (10/1/2014-12/31/2014)	2,433,309	$(0.24)	$(590,483)	$(590,483)	$—
2015	10,696,392	$(0.46)	(5,143,182)	(3,807,916)	(1,335,266)
2016	11,056,752	$(0.49)	(5,642,628)	—	(5,642,628)
2017	11,184,600	$(0.53)	(6,105,860)	—	(6,105,860)
2018	8,252,340	$(0.52)	(4,413,627)	—	(4,413,627)
Total natural gas			$(21,895,780)	$(4,398,399)	$(17,497,381)

Oil:
Swaps:
2014 (10/1/2014-12/31/2014)	2,067	$0.98	$2,021	$2,021	$—
2015	5,532	$3.34	18,497	13,059	5,438
2016	2,900	$4.21	12,201	—	12,201
			$32,719	$15,080	$17,639
Call Options:
2014 (10/1/2014-12/31/2014)	26,406	$(2.28)	$(60,162)	$(60,162)	$—
2015	113,952	$(8.74)	(996,254)	(760,506)	(235,748)
2016	131,796	$(7.30)	(962,737)	—	(962,737)
2017	119,868	$(6.43)	(770,881)	—	(770,881)
2018	79,452	$(5.58)	(443,441)	—	(443,441)
Total oil			$(3,233,475)	$(820,668)	$(2,412,807)
Total oil and natural gas derivatives			$(25,096,536)	$(5,203,987)	$(19,892,549)

	Volume MMBtus/Bbls	Fair Value per MMBtu or Barrel	Fair value at June 30, 2014	Current Disclosure	Non-Current Disclosure
Natural gas :

Call Options:
2014 (7/1/2014-12/31/2014)	4,866,618	$0.60	$2,917,537	$2,917,537	$—
2015	10,696,392	$0.55	6,175,384	3,453,152	2,722,232
2016	11,056,752	$0.55	6,289,449	—	6,289,449
2017	11,184,600	$0.60	6,964,278	—	6,964,278
2018	8,252,340	$0.65	5,432,791	—	5,432,791
Total natural gas			$27,779,439	$6,370,689	$21,408,750

Oil:
Swaps:
2014 (7/1/2014-12/31/2014)	4,134	$10.14	$41,910	$41,910	$—
2015	5,532	$3.79	20,947	14,801	6,146
2016	2,900	$(0.52)	(1,504)	—	(1,504)
			$61,353	$56,711	$4,642
Call Options:
2014 (7/1/2014-12/31/2014)	52,812	$12.85	$678,854	$678,855	$—
2015	113,952	$15.13	1,724,331	959,162	765,168
2016	131,796	$10.14	1,336,521	—	1,336,521
2017	119,868	$8.32	987,073	—	987,073
2018	79,452	$6.92	549,854	—	549,854
Total oil			$5,276,633	$1,638,017	$3,638,616
Total oil and natural gas derivatives			$33,117,425	$8,065,417	$25,052,008

Commodity derivative contracts | Natural gas
Derivative instruments and hedging activity
Schedule of derivative transactions outstanding with the associated notional volumes and weighted average underlying hedge prices

Settlement Period	Derivative Instrument	Average Daily Volume	Total of Notional Volume	Strike Price
		In MMBtu
2014	Call Option	26,449	2,433,309	$3.90
2015	Call Option	29,305	10,696,392	$3.70
2016	Call Option	30,292	11,056,752	$3.65
2017	Call Option	30,643	11,184,600	$3.55
2018	Call Option	22,609	8,252,340	$3.45

As of June 30, 2014, the following natural gas derivative transactions were outstanding with the associated notional volumes and weighted average underlying hedge prices:

Settlement Period	Derivative Instrument	Average Daily Volume	Total of Notional Volume	Strike Price
		In MMBtu
2014	Call Option	26,449	4,866,618	$3.90
2015	Call Option	29,305	10,696,392	$3.70
2016	Call Option	30,292	11,056,752	$3.65
2017	Call Option	30,643	11,184,600	$3.55
2018	Call Option	22,609	8,252,340	$3.45

Commodity derivative contracts | Crude oil derivatives
Derivative instruments and hedging activity
Schedule of derivative transactions outstanding with the associated notional volumes and weighted average underlying hedge prices

Settlement Period	Derivative Instrument	Average Daily Volume	Total of Notional Volume	Strike Price
		In Bbls
2014	Fixed Price Swap	22	2,067	$92.00
2015	Fixed Price Swap	15	5,532	$92.00
2016	Fixed Price Swap	8	2,900	$92.00

2014	Call Option	287	26,406	$90.00
2015	Call Option	312	113,952	$80.00
2016	Call Option	361	131,796	$80.00
2017	Call Option	328	119,868	$80.00
2018	Call Option	218	79,452	$80.00

As of June 30, 2014, the following crude derivative transactions were outstanding with the associated notional volumes and weighted average underlying hedge prices:

Settlement Period	Derivative Instrument	Average Daily Volume	Total of Notional Volume	Strike Price
		In Bbls
2014	Fixed Price Swap	23	4,134	$92.00
2015	Fixed Price Swap	15	5,532	$92.00
2016	Fixed Price Swap	8	2,900	$92.00

2014	Call Option	287	52,812	$90.00
2015	Call Option	312	113,952	$80.00
2016	Call Option	361	131,796	$80.00
2017	Call Option	328	119,868	$80.00
2018	Call Option	218	79,452	$80.00